Share Capital - Common Shares Issued and Outstanding (Details) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) shares $ / shares	Dec. 31, 2020 CAD ($) shares	Aug. 14, 2019 shares
Reconciliation of number of shares outstanding [abstract]
Stock options exercised (in shares)	900	631
Redemption of shares | $	$ 0	$ 200
Common shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding, beginning of year (in shares)	585,100	587,800
Stock options exercised (in shares)	900	800
Common shares purchased for cancellation (in shares)	0	(3,500)
Number of shares outstanding, end of year (in shares)	586,000	585,100
Balance, beginning of year | $	$ 8,262	$ 8,289
Stock options exercised | $	43	23
Common shares purchased for cancellation | $	0	(50)
Balance, end of year | $	$ 8,305	$ 8,262
Number of shares authorized for purchase and cancellation (in shares)			15,000
2019 NCIB | Common shares
Reconciliation of number of shares outstanding [abstract]
Common shares purchased for cancellation (in shares)	(3,500)
Purchase and cancellation of treasury shares (cad per share) | $ / shares	$ 56.86
Redemption of shares | $	$ 200